Significant accounting policies and recent accounting pronouncements (Details)	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($) $ / shares	Dec. 31, 2014 USD ($)
Change in Accounting Estimate [Line Items]
Provision for doubtful receivables	$ 0	$ 0
Vessels' depreciation method	straight-line basis
Vessel's useful life	25 years
Fleet utilization assumption	98.00%
Inflation assumption	3.00%
Impairment loss	$ 29,221,000	321,978,000	$ 0
Assets held for sale	0	0
Unamortized deferred finance fees	$ 10,496,000	$ 16,037,000
Number of reportable segments	1
Number of interest rate derivatives held by the Company	9	9
Salvage Value
Change in Accounting Estimate [Line Items]
Change in Accounting Estimate, Description	Effective as of January 1, 2015, following management's reassessment of the residual value of the Company's vessels, the Company increased the estimated scrap rate per light weight tonnage from $0.2 to $0.3. The current value of $0.3 was based on the historical average demolition prices prevailing in the market.
Vessel salvage value per LWT	$ 300	$ 300	$ 200
Effect of change in acounting estimate, decrease of charge to net income / (loss)		$ 6,337,000
Effect of change in accounting estimate, loss on basic and diluted earnings per share | $ / shares		$ 0.16
Supramax
Change in Accounting Estimate [Line Items]
Number of vessels subject to operating lease	1
Designated as cash flow hedges
Change in Accounting Estimate [Line Items]
Number of interest rate derivatives held by the Company	4	4